INCOME TAXES - Schedule of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 29, 2017	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Liabilities from quality assurance program and guarantee				¥ 294	¥ 659
Deferred revenue				12,725	44,804
Refund liabilities				1,627	95,067
Accrued expenses and other liabilities				22,263	30,618
Fair value changes				18,114	11,609
Allowance for uncollectible receivables				107,994	95,989
Amortization difference of long-term assets				19,841	28,079
Accumulated losses carry over				32,683	152,341
Valuation allowance				(39,516)	(252,660)
Total				176,025	206,506
Deferred tax liabilities:
Contract assets, net				167,949	318,543
Contract cost				21,110	58,882
Intangible assets				8,962	2,562
Total				198,021	379,987
Deferred tax assets			$ 2,566	16,745	45,407
Deferred tax liabilities			(5,937)	(38,741)	(218,888)
Net deferred tax liabilities				(21,996)	(173,481)
Operating loss carry forwards				130,732	609,363
Valuation allowance				39,516	252,660
Foreign invested enterprise tax withholding rate		10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate		25.00%
Reduced withholding tax rate for qualified tax residents		5.00%
Percentage of semi annual dividends	15.00%
Deferred tax liabilities			$ 5,937	38,741	218,888
Undistributed earnings of the company's PRC subsidiaries and the consolidated VIEs				¥ 3,300,000	¥ 5,138,000
Provision for PRC dividend withholding tax		¥ 0
HONG KONG
Deferred tax liabilities:
Withholding tax rate		10.00%